Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 98.5%		Shares	Value
Basic Materials - 1.7%
Linde PLC		4,513	$2,077,153
Newmont Corporation		15,151	940,877
Sherwin-Williams Company		2,500	827,200
			3,845,230

Communications - 14.7%
Alphabet, Inc. - Class C		43,777	8,442,832
Amazon.com, Inc. (a)		39,566	9,262,796
Comcast Corporation - Class A		19,267	640,242
Meta Platforms, Inc. - Class A		9,102	7,039,851
Motorola Solutions, Inc.		3,177	1,394,639
Netflix, Inc. (a)		3,229	3,743,703
T-Mobile US, Inc.		7,653	1,824,552
Uber Technologies, Inc. (a)		9,162	803,966
			33,152,581

Consumer, Cyclical - 8.2%
Costco Wholesale Corporation		1,867	1,754,308
Lowe's Companies, Inc.		9,866	2,205,742
Marriott International, Inc. - Class A		8,548	2,255,219
McDonald's Corporation		7,300	2,190,511
PulteGroup, Inc.		13,607	1,536,502
Tesla, Inc. (a)		11,859	3,655,774
TJX Companies, Inc.		15,908	1,981,023
Walmart, Inc.		29,823	2,922,057
			18,501,136

Consumer, Non-cyclical - 12.7%
Abbott Laboratories		11,591	1,462,668
AbbVie, Inc.		8,326	1,573,781
Altria Group, Inc.		23,642	1,464,385
Amgen, Inc.		2,705	798,246
Automatic Data Processing, Inc.		2,327	720,207
Cintas Corporation		9,620	2,140,931
Elevance Health, Inc.		2,587	732,328
Eli Lilly & Company		3,278	2,425,949
Intuitive Surgical, Inc. (a)		4,186	2,013,843
Johnson & Johnson		6,996	1,152,521
Merck & Company, Inc.		16,090	1,256,951
Mondelez International, Inc. - Class A		17,835	1,153,746
PepsiCo, Inc.		15,424	2,127,278
Procter & Gamble Company		13,851	2,084,160
Stryker Corporation		10,206	4,008,202
Thermo Fisher Scientific, Inc.		4,284	2,003,541
UnitedHealth Group, Inc.		3,880	968,293
Vertex Pharmaceuticals, Inc. (a)		969	442,707
			28,529,737

Energy - 3.0%
Devon Energy Corporation		34,397	1,142,668
Diamondback Energy, Inc.		9,973	1,482,586
Exxon Mobil Corporation		33,475	3,737,149
Schlumberger NV		12,292	415,470
			6,777,873

Financial - 15.1%
American Express Company		2,911	871,292
American Tower Corporation		7,011	1,461,022
Berkshire Hathaway, Inc. - Class B (a)		7,775	3,668,867
Blackrock, Inc.		2,617	2,894,428
Citigroup, Inc.		19,579	1,834,552
Digital Realty Trust, Inc.		8,313	1,466,746
Intercontinental Exchange, Inc.		9,746	1,801,353
JPMorgan Chase & Company		13,936	4,128,401
Marsh & McLennan Companies, Inc.		8,681	1,729,255
Morgan Stanley		18,712	2,665,712
PNC Financial Services Group, Inc.		11,439	2,176,499
Progressive Corporation		13,971	3,381,541
Public Storage		3,144	854,979
Visa, Inc. - Class A		12,677	4,379,523
Welltower, Inc.		4,174	689,002
			34,003,172

Industrial - 6.8%
Carrier Global Corporation		9,981	684,896
Caterpillar, Inc.		6,562	2,874,287
CSX Corporation		51,212	1,820,075
Deere & Company		3,182	1,668,545
Eaton Corporation PLC		3,715	1,429,235
General Electric Company		5,559	1,506,934
Honeywell International, Inc.		8,813	1,959,571
Northrop Grumman Corporation		4,348	2,507,100
RTX Corporation		5,727	902,403
			15,353,046

Technology - 34.0%(b)
Advanced Micro Devices, Inc. (a)		6,936	1,222,886
Analog Devices, Inc.		8,775	1,971,128
Apple, Inc.		62,293	12,930,158
Broadcom, Inc.		19,581	5,750,940
Broadridge Financial Solutions, Inc.		4,018	994,495
Crowdstrike Holdings, Inc. - Class A (a)		4,156	1,889,193
Fiserv, Inc. (a)		7,396	1,027,600
International Business Machines Corporation		3,989	1,009,815
Intuit, Inc.		3,393	2,663,946
Lam Research Corporation		25,632	2,430,939
Microsoft Corporation		31,028	16,553,438
NVIDIA Corporation		101,707	18,090,624
Oracle Corporation		6,949	1,763,448
Palantir Technologies, Inc. - Class A (a)		8,647	1,369,253
QUALCOMM, Inc.		4,729	694,028
Salesforce, Inc.		3,041	785,582
ServiceNow, Inc. (a)		3,698	3,487,658
Texas Instruments, Inc.		3,990	722,429
Tyler Technologies, Inc. (a)		2,143	1,252,712
			76,610,272

Utilities - 2.3%
Duke Energy Corporation		14,241	1,732,275
NextEra Energy, Inc.		11,654	828,133
Southern Company		27,422	2,590,831
			5,151,239
TOTAL COMMON STOCKS (Cost $168,945,361)			221,924,286

PURCHASED OPTIONS - 0.6% (a)(c)(d)	Notional Amount	Contracts	Value
Put Options - 0.6%			$–
S&P 500 Index, Expiration: 10/17/2025; Exercise Price: $4,400.00 (e)	$1,267,878,000	2,000	1,480,000
TOTAL PURCHASED OPTIONS (Cost $2,089,380)			1,480,000

SHORT-TERM INVESTMENTS - 0.6%			Value
Money Market Funds - 0.6%		Shares
First American Treasury Obligations Fund - Class X, 4.22% (f)		1,250,402	1,250,402
TOTAL SHORT-TERM INVESTMENTS (Cost $1,250,402)			1,250,402

TOTAL INVESTMENTS - 99.7% (Cost $172,285,143)			224,654,688
Other Assets in Excess of Liabilities - 0.3%			714,055
TOTAL NET ASSETS - 100.0%			$225,368,743
two			–%
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index, Expiration: 10/17/2025; Exercise Price: $3,500.00	$(1,267,878,000)	(2,000)	$(555,000)
TOTAL WRITTEN OPTIONS (Premiums received $862,496)			$(555,000)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Aptus Drawdown Managed Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$221,924,286	$–	$–	$221,924,286
Purchased Options	–	1,480,000	–	1,480,000
Money Market Funds	1,250,402	–	–	1,250,402
Total Investments	$223,174,688	$1,480,000	$–	$224,654,688

Liabilities:
Investments:
Written Options	$–	$(555,000)	$–	$(555,000)
Total Investments	$–	$(555,000)	$–	$(555,000)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.